Related parties (Details) - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022
Related Party Transaction [Line Items]
Related party payables	$ 39,639		$ 46,649
Amounts due from a related party	59,157
Total	101,466		46,649
Xiaofeng Gao
Related Party Transaction [Line Items]
Related party payables	89		2,542
Expense paid by Xiaofeng Gao	1,071	$ 1,297
Repayment to related party	$ 3,514	$ 252,602
Xiaofeng Gao | Gao Xiaofeng
Related Party Transaction [Line Items]
Equity method investment, ownership percentage	25.97%
Bin Fu
Related Party Transaction [Line Items]
Related party payables	$ 39,550		$ 44,107
Medical Star
Related Party Transaction [Line Items]
Amounts due from a related party	59,157
Advances from related parties	2,670
Sales to related parties	$ 34,693